John Hancock
Fundamental Global Franchise Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Shares	Value
Common stocks 97.0%		$237,808,716
(Cost $167,878,774)
Belgium 3.8%		9,188,993
Anheuser-Busch InBev SA/NV	170,983	9,188,993
France 6.6%		16,152,694
Danone SA	170,660	11,673,073
Sodexo SA	53,866	4,479,621
Israel 1.6%		3,848,856
Mobileye Global, Inc., Class A (A)	213,233	3,848,856
Italy 3.2%		7,862,005
Ferrari NV	10,142	4,403,251
Salvatore Ferragamo SpA	591,090	3,458,754
Netherlands 6.8%		16,734,081
EXOR NV	95,284	9,411,153
Heineken Holding NV	115,563	7,322,928
South Korea 0.9%		2,318,301
Samsung Electronics Company, Ltd.	58,955	2,318,301
Spain 2.6%		6,291,568
Cellnex Telecom SA (A)(B)	175,080	6,291,568
Taiwan 2.0%		5,010,564
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	27,134	5,010,564
United Kingdom 8.2%		20,086,879
Associated British Foods PLC	205,556	5,753,561
Fevertree Drinks PLC	352,569	3,128,654
GSK PLC	255,842	4,346,297
Haleon PLC	1,437,786	6,858,367
United States 61.3%		150,314,775
Amazon.com, Inc. (A)	87,184	18,124,682
Analog Devices, Inc.	20,603	4,492,484
Avantor, Inc. (A)	174,031	3,665,093
CarGurus, Inc. (A)	154,343	5,837,252
Cheniere Energy, Inc.	33,533	7,511,727
Comcast Corp., Class A	191,660	8,277,795
Crown Castle, Inc.	66,021	7,014,731
eBay, Inc.	185,161	11,718,840
Elanco Animal Health, Inc. (A)	361,577	4,776,432
Gilead Sciences, Inc.	28,914	2,676,858
Group 1 Automotive, Inc.	10,581	4,505,390
Las Vegas Sands Corp.	57,624	3,057,529
Liberty Media Corp.-Liberty Formula One, Series A (A)	130,451	10,553,486
Moderna, Inc. (A)	115,500	4,973,432
Nasdaq, Inc.	75,051	6,228,482
Oracle Corp.	58,466	10,806,855
Post Holdings, Inc. (A)	32,959	3,970,900
Starbucks Corp.	33,221	3,403,824
Texas Instruments, Inc.	22,715	4,566,396
The Walt Disney Company	55,775	6,551,889
Vail Resorts, Inc.	22,306	3,998,127
Walmart, Inc.	120,164	11,115,170
2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Workday, Inc., Class A (A)	9,950	$2,487,401

	Yield (%)	Shares	Value
Short-term investments 2.8%			$6,823,115
(Cost $6,823,115)
Short-term funds 2.8%			6,823,115
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.5043(C)	6,823,115	6,823,115

Total investments (Cost $174,701,889) 99.8%	$244,631,831
Other assets and liabilities, net 0.2%	516,376
Total net assets 100.0%	$245,148,207

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 11-30-24.
The fund had the following sector composition as a percentage of net assets on 11-30-24:
Consumer discretionary	24.8%
Consumer staples	24.1%
Communication services	15.4%
Information technology	12.0%
Health care	8.4%
Financials	6.3%
Energy	3.1%
Real estate	2.9%
Short-term investments and other	3.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$9,188,993	—	$9,188,993	—
France	16,152,694	—	16,152,694	—
Israel	3,848,856	$3,848,856	—	—
Italy	7,862,005	4,403,251	3,458,754	—
Netherlands	16,734,081	—	16,734,081	—
South Korea	2,318,301	—	2,318,301	—
Spain	6,291,568	—	6,291,568	—
Taiwan	5,010,564	5,010,564	—	—
United Kingdom	20,086,879	—	20,086,879	—
United States	150,314,775	150,314,775	—	—
Short-term investments	6,823,115	6,823,115	—	—
Total investments in securities	$244,631,831	$170,400,561	$74,231,270	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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